Financial Risk Management and Financial Instruments - Summary of PWERM Valuations (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Market Approach Under PWERM | Low Case Public Company
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings		35.00%
Market Approach Under PWERM | Bottom of Range | High Case Public Company
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings	55.00%	25.00%
Market Approach Under PWERM | Bottom of Range | Low Case Public Company
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings	28.00%
Market Approach Under PWERM | Bottom of Range | High Case Transaction
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings	0.00%	4.00%
Market Approach Under PWERM | Bottom of Range | Low Case Transaction
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings	0.00%	4.00%
Market Approach Under PWERM | Top of Range | High Case Public Company
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings	70.00%	40.00%
Market Approach Under PWERM | Top of Range | Low Case Public Company
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings	35.00%
Market Approach Under PWERM | Top of Range | High Case Transaction
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings	3.00%	6.00%
Market Approach Under PWERM | Top of Range | Low Case Transaction
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings	2.00%	6.00%
Income and Market Approaches Under PWERM | Bottom of Range
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings	2.00%	5.00%
Income and Market Approaches Under PWERM | Top of Range
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings	5.00%	30.00%